Income taxes - Income Taxes Recognized During Period (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 12,456	$ 9,212	$ 24,496	$ 19,862
Tax impact of restructuring and other items	0	(1,453)	0	(1,453)
Provision for income taxes	$ 12,456	$ 7,759	$ 24,496	$ 18,409